Accrued Liabilities and Other Current Liabilities - Schedule of Accrued Liabilities and Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands		Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Payables and Accruals [Abstract]
Accrued payroll and welfare payables		¥ 35,357	$ 5,279	¥ 52,947
Income taxes payable		230	34	0
Other taxes and surcharge		7,294	1,089	9,932
Service fees		9,228	1,378	5,233
Acquisition of intangible assets, property and equipment		840	125	840
Government grants		1,000	149	4,500
Rental and property management fee		3,410	509	3,418
Payables for sales of employees' shares		393	59	180
Payables to third party advertising companies	[1]	787	117	4,066
Payable for business acquisition	[2]	16,788	2,506	0
Others		2,913	436	4,189
Total accrued liabilities and other current liabilities		¥ 78,240	$ 11,681	¥ 85,305

[1]	The balance represents the payments to third party advertising companies for targeted marketing related services as the Company acts as agent.
[2]	The balance represents the remaining unpaid cash consideration of RMB16,788 from the acquisition of SendCloud (see Note 6 for details).